INCOME TAX EXPENSE (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Expense
(Loss)/profit before income tax for the year	$ (2,383)	¥ (16,432)	¥ (52,836)	¥ 24,179
Tax at the statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax (benefit)/expense	$ (596)	¥ (4,108)	¥ (13,209)	¥ 6,045
Effect of different tax rates of the Company and certain subsidiaries	826	5,699	6,937	(1,186)
Tax losses with no deferred tax assets recognized	61	420	1,770	1,067
Non-deductible expenses	143	983	122	196
Statutory income	(29)	(201)		(903)
Deductible temporary differences with no deferred tax assets recognized	141	971
Utilization of previously unrecognized deductible temporary differences and tax losses	(257)	(1,774)	(150)	(50)
Write-off of unrecoverary deferred tax assets previously recognized	329	2,272	2,987
Preferential tax rate	2	14	2,215	2,038
Current and deferred tax rate differences				(488)
Others*	230	1,588	1,463	(5,461)	[1]
Income tax (benefit)/expense	$ 850	¥ 5,864	¥ 2,135	¥ 1,258

[1]	It mainly represents the reversal of a prior withholding CIT payable which is no longer required to be paid according to the prevailing CIT Law and penalties for overdue income tax payment.